Debt - Interest Expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Interest Costs Incurred	$ 263,560	$ 154,404	$ 221,865	$ 110,156	$ 0
Capitalized Interest Costs, Including Allowance for Funds Used During Construction	(263,560)	(154,404)	(221,865)	(84,476)	0
Interest Expense	$ 0	$ 0	$ 0	$ 25,680	$ 0